Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Costs and expenses by nature
Schedule of costs and expenses by nature

	December 31,	December 31,	December 31,
	2022	2021	2020
Materials used in the provision of services	(30,395)	(32,036)	(3,314)
Personnel and labor charges	(647,356)	(317,749)	(162,186)
Fuels	(58,115)	(24,744)	(1,764)
Freight and tolls	(17,181)	(2,683)	(1,958)
Maintenance of machinery, apparatus and equipment and vehicles	(58,022)	(24,306)	(3,608)
Taxes	(20,191)	(10,099)	(2,698)
Rent and Condominium	(11,936)	(8,884)	(4,606)
Leasing of goods, vehicles, machinery and equipment	(19,087)	(14,294)	(3,262)
Telephony expenses	(6,440)	(2,011)	(1,375)
Travel expenses	(33,215)	(12,588)	(6,258)
Depreciation and amortization	(112,029)	(60,163)	(22,519)
Advertising and marketing	(10,783)	(3,399)	(4,415)
Third-party services	(210,471)	(89,455)	(27,454)
Other expenses	(116,545)	(41,762)	(28,981)
	(1,351,766)	(644,173)	(274,398)
Cost of services provided	(1,337,749)	(618,691)	(256,147)
General, administrative and sales	(26,553)	(26,837)	(18,956)
Other operating income (expenses), net	12,536	1,355	705
	(1,351,766)	(644,173)	(274,398)